INCOME TAX BENEFIT AND DEFERRED TAX LIABILITIES (Schedule of Current and Deferred Components of Income Tax) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current income tax benefit | ¥		¥ (6,586)
Deferred income tax expense | ¥		5,170
Total current and deferred components of income tax (benefit)/expense | ¥		¥ (1,416)
USD [Member]
Current income tax benefit | $	$ (1,009)
Deferred income tax expense | $	792
Total current and deferred components of income tax (benefit)/expense | $	$ (217)